Note 32 - Related Parties - Transactions With Related Parties (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	R$ 130.6		R$ 37.3
Other trade receivables, related parties	[1]	137.6		284.1
Trade payables, related parties	[1]	(1,435.6)		(1,075.8)
Other trade payables, related parties	[1]	(295.7)		(495.0)
Borrowings and interest payable, related parties		(48.3)		(30.5)
Dividends payables, related parties		(680.8)		(680.8)
Buying/service fees/rentals, related parties		(1,186.9)		(1,023.9)	R$ (942.1)
Sales, related parties		73.3		78.1	50.8
Royalties/benefits, related parties		(366.2)		(371.9)	(377.6)
Net finance cost, related parties		(16.8)		(26.0)
Anheuser-Busch InBev N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	1.2		6.3
Other trade receivables, related parties	[1]	33.6		13.4
Trade payables, related parties	[1]	(363.0)		(308.9)
Other trade payables, related parties	[1]	(1.7)		(0.7)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties					(55.3)
Sales, related parties
Royalties/benefits, related parties					(35.5)
Anheuser-Busch Procurement [Member
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	8.9
Other trade receivables, related parties		0.1
Trade payables, related parties	[1]
Other trade payables, related parties	[1]
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties		(5.8)
Sales, related parties		20.8
Royalties/benefits, related parties
Net finance cost, related parties
Anheuser-Busch Packaging Group Inc. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]			(31.3)
Other trade payables, related parties	[1]
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties				(32.8)
Sales, related parties
Royalties/benefits, related parties
Net finance cost, related parties
Anheuser-Busch Inbev USA LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	14.1		19.7
Other trade receivables, related parties	[1]	16.3		18.6
Trade payables, related parties	[1]	(375.7)		(247.4)
Other trade payables, related parties	[1]	(8.7)		(1.7)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties		(258.7)		(206.0)	(124.9)
Sales, related parties		42.5		52.3	49.0
Royalties/benefits, related parties		(284.5)		(292.8)	(288.1)
Net finance cost, related parties
Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties		0.8	[1]	0.3
Other trade receivables, related parties		29.1	[1]	15.2
Trade payables, related parties			[1]
Other trade payables, related parties		(6.1)	[1]	(3.1)
Borrowings and interest payable, related parties
Dividends payables, related parties
Compañia Cervecera Ambev Peru S.A.C. [member]
Statement Line Items [Line Items]
Trade receivables, related parties				7.1
Other trade receivables, related parties
Trade payables, related parties				(4.7)
Other trade payables, related parties
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties		(8.6)
Sales, related parties		1.5
Royalties/benefits, related parties
Net finance cost, related parties
Cervecería Modelo de Mexico S. de R.L. de C.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	91.6		1.1
Other trade receivables, related parties	[1]	5.8
Trade payables, related parties	[1]	(589.3)		(444.1)
Other trade payables, related parties	[1]	(59.7)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties		(749.1)		(596.0)	(257.7)
Sales, related parties		0.4		2.0	1.1
Royalties/benefits, related parties		(45.8)		(46.9)	(52.9)
Net finance cost, related parties
Inbev Belgium N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	0.1		0.2
Other trade receivables, related parties	[1]	23.8		17.6
Trade payables, related parties	[1]	(33.8)		(17.5)
Other trade payables, related parties	[1]			(0.2)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties		(73.6)		(77.0)	(73.3)
Sales, related parties					0.1
Royalties/benefits, related parties
Net finance cost, related parties
Ambrew S.A. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]
Other trade payables, related parties	[1]
Borrowings and interest payable, related parties
Dividends payables, related parties		(89.9)		(89.9)
Interbrew International B.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]
Other trade payables, related parties	[1]	(212.5)		(209.4)
Borrowings and interest payable, related parties		(48.3)		(30.5)
Dividends payables, related parties		(590.9)		(590.9)
Buying/service fees/rentals, related parties
Sales, related parties
Royalties/benefits, related parties
Net finance cost, related parties				(26.0)
Cervecería Modelo de Guadalajara S.A. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]			1.0
Trade payables, related parties	[1]			(15.7)
Other trade payables, related parties	[1]			(54.5)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties				(63.0)	(356.9)
Sales, related parties
Royalties/benefits, related parties
Net finance cost, related parties
Other related parties [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	13.9		2.6
Other trade receivables, related parties	[1]	8.6		7.3
Trade payables, related parties	[1]	(73.8)		(6.2)
Other trade payables, related parties	[1]	(3.0)		(14.4)
Borrowings and interest payable, related parties
Dividends payables, related parties
Buying/service fees/rentals, related parties		(91.1)		(45.6)	(74.0)
Sales, related parties		8.1		0.3	0.6
Royalties/benefits, related parties		(35.9)		(32.2)	R$ (1.1)
Net finance cost, related parties		(16.8)
Bogotá Beer Company BBC S.A.S. [member]
Statement Line Items [Line Items]
Trade receivables, related parties
Other trade receivables, related parties				211.0
Trade payables, related parties
Other trade payables, related parties				(211.0)
Borrowings and interest payable, related parties
Dividends payables, related parties
Bavaria S.A. [member]
Statement Line Items [Line Items]
Buying/service fees/rentals, related parties				(3.5)
Sales, related parties				23.5
Royalties/benefits, related parties
Net finance cost, related parties
Panamá Holding [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]	20.3
Trade payables, related parties	[1]
Other trade payables, related parties	[1]	(4.0)
Borrowings and interest payable, related parties
Dividends payables, related parties

[1]	The amount represents the grade operations (purchase and sale) and the reimbursement between the companies of the group.